Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	83,351	171,053	201,970	30,953
Selling, general and administrative	368,598	675,278	851,416	130,485
Research and development	104,262	238,189	316,709	48,538
	556,211	1,084,520	1,370,095	209,976

2010 Plan
Summary of Option Activity

The following table sets forth the summary of option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2019	406,912,618	0.48
Granted	88,611,584	0.51
Forfeited/Expired	(12,111,374)	0.51
Exercised	(62,714,554)	0.44
Outstanding, December 31, 2020	420,698,274	0.49	7.42	846,289
Vested and expected to vest as of December 31, 2020	401,055,919	0.48	7.34	807,293
Exercisable as of December 31, 2020	245,054,484	0.47	6.58	497,590

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2018	2019	2020
Fair value of ordinary shares (US$)	2.57~3.84	2.27~3.88	2.60~3.42
Risk-free interest rate (%)	2.86~3.08	1.64~2.76	0.60~0.78
Expected volatility (%)	41.3~42.1	39.6~51.0	48.2~50.4
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.3	2.2~2.8

2017 Plan
Summary of RSU Activity

The following table sets forth the summary of RSU activity under the Company’s 2017 Plan:

Number of shares
Restricted Shares
Unvested, December 31, 2019	165,000
Vested	(44,000)
Forfeited	(77,000)
Unvested, December 31, 2020	44,000